Deposits - Summary of Deposits (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure Of Deposits [Line Items]
Interest bearing	$ 30,192	$ 24,717
Non-interest bearing	56,729	55,876
Payables after notice	157,785	152,235
Payable on a fixed date	277,345	246,964
Total	522,051	479,792
Canada [member]
Disclosure Of Deposits [Line Items]
Interest bearing	21,735	21,557
Non-interest bearing	47,231	44,380
Payables after notice	82,091	81,590
Payable on a fixed date	161,192	145,648
Total	312,249	293,175
United States [member]
Disclosure Of Deposits [Line Items]
Interest bearing	7,395	2,259
Non-interest bearing	9,477	11,496
Payables after notice	74,476	69,555
Payable on a fixed date	86,805	75,517
Total	178,153	158,827
Other countries [member]
Disclosure Of Deposits [Line Items]
Interest bearing	1,062	901
Non-interest bearing	21
Payables after notice	1,218	1,090
Payable on a fixed date	29,348	25,799
Total	31,649	27,790
Banks [Member]
Disclosure Of Deposits [Line Items]
Interest bearing	1,450	818
Non-interest bearing	1,400	1,864
Payables after notice	526	586
Payable on a fixed date	24,531	24,937
Total	27,907	28,205
Business and governments [member]
Disclosure Of Deposits [Line Items]
Interest bearing	25,266	20,621
Non-interest bearing	33,984	33,968
Payables after notice	67,026	61,790
Payable on a fixed date	187,024	166,897
Total	313,300	283,276
Individuals [Member]
Disclosure Of Deposits [Line Items]
Interest bearing	3,476	3,278
Non-interest bearing	21,345	20,044
Payables after notice	90,233	89,859
Payable on a fixed date	65,790	55,130
Total	$ 180,844	$ 168,311